Quarterly Holdings Report
for
Fidelity Advisor® Financials Fund
October 31, 2025
AFFS-NPRT1-1225
1.809094.122
Common Stocks - 99.5%
	Shares	Value ($)
AUSTRALIA - 1.0%
Financials - 1.0%
Insurance - 1.0%
AUB Group Ltd	290,105	7,011,792
FRANCE - 1.2%
Financials - 1.2%
Capital Markets - 1.2%
Amundi SA (a)(b)	114,700	8,501,036
GRAND CAYMAN (UK OVERSEAS TER) - 0.9%
Financials - 0.9%
Capital Markets - 0.9%
Patria Investments Ltd Class A (c)	433,600	6,317,552
MEXICO - 0.4%
Financials - 0.4%
Capital Markets - 0.4%
Bolsa Mexicana de Valores SAB de CV	1,760,741	3,360,652
PUERTO RICO - 1.0%
Financials - 1.0%
Banks - 1.0%
Popular Inc	62,171	6,930,201
UNITED KINGDOM - 2.4%
Financials - 2.4%
Insurance - 2.4%
Hiscox Ltd	528,100	9,539,268
Lancashire Holdings Ltd	823,066	7,222,829

TOTAL UNITED KINGDOM		16,762,097
UNITED STATES - 92.6%
Financials - 91.8%
Banks - 33.4%
Associated Banc-Corp	241,847	5,990,550
Bank of America Corp	798,756	42,693,508
BOK Financial Corp	77,800	8,136,324
Citigroup Inc	245,305	24,832,225
East West Bancorp Inc	49,600	5,039,360
Eastern Bankshares Inc	377,100	6,610,563
First Hawaiian Inc	163,000	3,998,390
First Interstate BancSystem Inc Class A	238,952	7,467,250
KeyCorp	331,000	5,822,290
M&T Bank Corp	61,388	11,287,412
Old National Bancorp/IN	419,433	8,569,016
TriCo Bancshares	108,500	4,798,955
Truist Financial Corp	311,800	13,915,634
UMB Financial Corp	73,245	7,828,426
United Community Banks Inc/GA	129,100	3,769,720
US Bancorp	265,000	12,370,200
Wells Fargo & Co	549,428	47,783,754
WesBanco Inc	130,200	3,919,020
Wintrust Financial Corp	42,266	5,495,425
Zions Bancorp NA	60,200	3,137,022
		233,465,044
Capital Markets - 22.7%
AllianceBernstein Holding LP	145,200	5,839,944
Blue Owl Capital Inc Class A (c)	668,400	10,540,668
Carlyle Group Inc/The	93,700	4,996,084
Charles Schwab Corp/The	236,500	22,353,980
Lazard Inc	177,652	8,669,418
MarketAxess Holdings Inc	49,600	7,938,976
Moody's Corp	23,400	11,239,020
Morgan Stanley	116,100	19,040,400
Nasdaq Inc	130,800	11,182,092
Northern Trust Corp	46,200	5,944,554
Perella Weinberg Partners Class A	131,100	2,448,948
Raymond James Financial Inc	44,550	7,068,749
State Street Corp	193,200	22,345,512
Stifel Financial Corp	71,700	8,491,431
Virtu Financial Inc Class A	310,660	10,823,394
		158,923,170
Consumer Finance - 4.5%
Capital One Financial Corp	72,057	15,851,819
FirstCash Holdings Inc	48,571	7,698,504
SLM Corp (c)	291,200	7,818,720
		31,369,043
Financial Services - 16.8%
Apollo Global Management Inc	140,309	17,441,812
Corpay Inc (d)	38,500	10,023,475
Essent Group Ltd	128,100	7,759,017
Mastercard Inc Class A	128,000	70,654,720
PayPal Holdings Inc (d)	400	27,708
Voya Financial Inc	152,900	11,384,934
		117,291,666
Insurance - 14.4%
American Financial Group Inc/OH	69,800	9,191,264
Arthur J Gallagher & Co	39,900	9,954,651
Assurant Inc	53,400	11,305,848
Baldwin Insurance Group Inc/The Class A (c)(d)	210,404	4,649,928
Brown & Brown Inc	122,800	9,792,072
Chubb Ltd	63,500	17,585,690
First American Financial Corp	128,900	8,057,539
Neptune Insurance Holdings Inc Class A	400	10,272
Reinsurance Group of America Inc	123,100	22,460,826
Selective Insurance Group Inc	100,600	7,579,204
		100,587,294
TOTAL FINANCIALS		641,636,217

Industrials - 0.8%
Professional Services - 0.8%
TransUnion	68,100	5,528,358
TOTAL UNITED STATES		647,164,575
TOTAL COMMON STOCKS (Cost $521,074,203)		696,047,905

Money Market Funds - 2.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.18	3,682,211	3,682,947
Fidelity Securities Lending Cash Central Fund (e)(f)	4.18	15,545,445	15,547,000
TOTAL MONEY MARKET FUNDS (Cost $19,229,947)			19,229,947

TOTAL INVESTMENT IN SECURITIES - 102.3% (Cost $540,304,150)	715,277,852
NET OTHER ASSETS (LIABILITIES) - (2.3)%	(16,046,896)
NET ASSETS - 100.0%	699,230,956

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,501,036 or 1.2% of net assets.

(b)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $8,501,036 or 1.2% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)	Non-income producing.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $5,478,302.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,494,495	30,231,843	28,043,318	23,556	(73)	-	3,682,947	3,682,211	0.0%
Fidelity Securities Lending Cash Central Fund	530,700	47,930,238	32,913,938	3,523	-	-	15,547,000	15,545,445	0.1%
Total	2,025,195	78,162,081	60,957,256	27,079	(73)	-	19,229,947

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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